Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation
The consolidated financial statements of the Company have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“GAAP”), applied on a basis consistent for all periods. These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. All intercompany balances and transactions have been appropriately eliminated in consolidation.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications have been made to prior periods’ amounts to conform to the current period’s presentation.
Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management estimates relate to the determination of provisions for litigation claims; deferred revenue; allowance for doubtful receivables; inventory valuation; warranty provisions; deferred income taxes; and impairment assessments of goodwill, other indefinite-lived intangible assets and long-lived assets. Actual results could differ from these estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation
The financial statements of foreign subsidiaries, for which the functional currency is the local currency, are translated into U.S. dollars using the exchange rate at the consolidated balance sheet date for assets and liabilities and a weighted-average exchange rate during the year for revenue, expenses, gains and losses. Translation adjustments are recorded as other comprehensive income (loss) within shareholders’ equity. Gains or losses from foreign currency transactions are recognized in the consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents
Highly liquid investments with insignificant interest rate risk and original maturities of three months or less, when purchased, are classified as cash equivalents. Cash equivalents are composed of money market funds. The carrying amounts approximate fair value due to the short maturities of these instruments.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable
Accounts receivable is recorded at the invoiced amount and is non-interest bearing. We estimate our allowance for doubtful accounts based on an assessment of the collectability of specific accounts and the overall condition of the accounts receivable portfolio. When evaluating the adequacy of the allowance for doubtful accounts, we analyze specific trade and other receivables, historical bad debts, customer credits, customer concentrations, customer credit-worthiness, current economic trends and changes in customers’ payment terms and/or patterns. We review the allowance for doubtful accounts on a quarterly basis and record adjustments as considered necessary. Customer accounts are written-off against the allowance for doubtful accounts when an account is considered uncollectable. At both December 31, 2016 and 2015, allowance for doubtful accounts of $1.6 million was recorded.

Inventory, Policy [Policy Text Block]
Inventories
Inventories are stated at the lower of cost or market using the first-in-first-out method. We assess the value of inventories periodically based upon numerous factors including, among others, expected product or material demand, current market conditions, technological obsolescence, current cost, and net realizable value. If necessary, we write down its inventory for obsolete or unmarketable inventory by an amount equal to the difference between the cost of the inventory and the estimated market value.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment
Property and equipment are recorded at cost. Depreciation expense is computed using the straight-line method. Leasehold improvements are depreciated over the shorter of the remaining estimated useful life of the asset or the term of the lease.
Expenditures for normal maintenance and repair are charged to expense as incurred, and improvements are capitalized. Upon the sale or retirement of property or equipment, the asset cost and related accumulated depreciation are removed from the respective accounts and any gain or loss is included in the results of operations.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Intangible Assets
Goodwill represents the excess of consideration paid over the value assigned to the net tangible and identifiable intangible assets acquired. For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish their recorded values. For intangible assets acquired in a non-monetary exchange, the estimated fair values of the assets transferred (or the estimated fair values of the assets received, if more clearly evident) are used to establish their recorded values. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value.
Purchased intangible assets are amortized on a straight-line basis over their economic lives of 25 years for channel partner relationships, four to nine years for developed technology, eight years for capitalized development costs, and five to 25 years for customer relationships as this method most closely reflects the pattern in which the economic benefits of the assets will be consumed.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of Goodwill, Other Indefinite-Lived Intangible Assets and Long-Lived Assets
Goodwill and other indefinite-lived assets are tested for impairment on an annual basis at December 31, or more frequently if there are indicators of impairment. Triggering events for impairment reviews may be indicators such as adverse industry or economic trends, restructuring actions, lower projections of profitability, or a sustained decline in our market capitalization. Other indefinite-lived intangible assets are quantitatively assessed for impairment, if necessary, by comparing their estimated fair values to their carrying values. If the carrying value exceeds the fair value, the difference is recorded as an impairment. See Note 6 - Intangible Assets and Goodwill for further information on impairment.
Long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable. Our consideration includes, but is not limited to: (i) significant under-performance relative to historical or projected future operating results; (ii) significant changes in the manner of use of the assets or the strategy for the Company’s overall business; (iii) significant decrease in the market value of the assets; and (iv) significant negative industry or economic trends. When the carrying value is not considered recoverable, an impairment loss for the amount by which the carrying value of a long-lived asset exceeds its fair value is recognized, with an offsetting reduction in the carrying value of the related asset.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
Revenue from sales of products is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, collectability is reasonably assured and delivery has occurred. Under this policy, revenue on direct product sales, excluding sales to distributors, is recognized upon shipment of products to customers. These customers are not entitled to any specific right of return or price protection, except for any defective product that may be returned under our standard product warranty. Revenue from services, such as extended product warranties, are deferred and recognized over the period of the service agreement.
Title and risk of loss transfer to the customer when the product leaves the Company’s dock, except for one subsidiary where title and risk of loss transfer to the customer when the product arrives at the customer’s location. Product sales to distribution customers are subject to certain rights of return, stock rotation privileges and price protection. Because we are unable to estimate its exposure for returned product or price adjustments, revenue from shipments to these customers is not recognized until the related products are in turn shipped to the ultimate customer by the distributor. For products for which software is more than an incidental component, we recognize revenue in accordance with current authoritative guidance for software revenue recognition.
The Company enters into revenue arrangements that may consist of multiple deliverables of its product and service offerings, such as for sales of hardware devices and extended warranty services. The Company allocates revenue to deliverables in multiple element arrangements based on relative selling prices. The Company determines its vendor-specific objective evidence (“VSOE”) based on its normal pricing and discounting practices for the specific product or service when sold separately. When the Company is not able to establish VSOE for all deliverables in an arrangement with multiple elements, the Company attempts to determine the selling price of each element based on third party evidence of selling price, or based on the Company’s actual historical selling prices of similar items, whichever management believes provides the most reliable estimate of expected selling prices.

Standard Product Warranty, Policy [Policy Text Block]
Warranty and Extended Warranty
We record a provision for standard warranties provided with all products. If future actual costs to repair were to differ significantly from estimates, the impact of these unforeseen costs or cost reductions would be recorded in subsequent periods.

Extended Product Warranty, Policy [Policy Text Block]
Separately priced extended on-site warranties and service contracts are offered for sale to customers on all product lines. We contract with third party service providers to provide service relating to on-site warranties and service contracts. Extended warranty and service contract revenue and amounts paid in advance to outside service organizations are deferred and recognized as service revenue and cost of service, respectively, over the period of the service agreement.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Amounts billed to customers for shipping and handling are included in product revenue, and costs incurred related to shipping and handling are included in cost of product revenue.
Advertising Costs, Policy [Policy Text Block]	Advertising Costs Advertising costs are expensed as incurred.
Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs
Research and development expenses include payroll, employee benefits, share-based compensation expense, and other headcount-related expenses associated with product development. Research and development expenses also include third party development and programming costs, localization costs incurred to translate software for international markets, and the amortization of purchased software code and services content. Such costs related to software development are included in research and development expense until the point that technological feasibility is reached, which for our software products, is generally shortly before the products are released to manufacturing. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products.

Segment Reporting, Policy [Policy Text Block]
Segment Information
We report segment data based on the management approach. The management approach designates the internal reporting that is used by management for making operating and investment decisions and evaluating performance as the source of our reportable segments. We use one measurement of profitability and do not disaggregate our business for internal reporting. We operate in one segment providing data management, and desktop and application virtualization solutions for small and medium businesses and distributed enterprises. We disclose information about products and services, geographic areas, and major customers.

Income Tax, Policy [Policy Text Block]
Income Taxes
We provide for income taxes utilizing the asset and liability approach of accounting for income taxes. Under this approach, deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes generally represents income taxes paid or payable for the current year plus the change in deferred taxes during the year. Deferred taxes result from differences between the financial and tax basis of our assets and liabilities and are adjusted for changes in tax rates and tax laws when changes are enacted. Valuation allowances are recorded to reduce deferred tax assets when a judgment is made that it is considered more likely than not that a tax benefit will not be realized. A decision to record a valuation allowance results in an increase in income tax expense or a decrease in income tax benefit. If the valuation allowance is released in a future period, income tax expense will be reduced accordingly.
The calculation of tax liabilities involves evaluating uncertainties in the application of complex global tax regulations. The impact of an uncertain income tax position is recognized at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. If the estimate of tax liabilities proves to be less than the ultimate assessment, a further charge to expense would result.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Loss
Comprehensive loss and its components encompasses all changes in equity other than those arising from transactions with shareholders, including net loss and foreign currency translation adjustments, and is disclosed in a separate consolidated statement of comprehensive loss.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risks
Financial instruments that potentially subject us to concentrations of credit risk consist primarily of trade accounts receivable, which are generally not collateralized. To reduce credit risk, we perform ongoing credit evaluations of its customers and maintain allowances for potential credit losses for estimated bad debt losses.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based Compensation
We account for share-based awards, and similar equity instruments, granted to employees, non-employee directors, and consultants under the fair value method. Share-based compensation award types include stock options and restricted stock. We use the Black-Scholes option pricing model to estimate the fair value of option awards on the measurement date, which generally is the date of grant. The expense is recognized over the requisite service period (usually the vesting period) for the estimated number of instruments for which service is expected to be rendered. The fair value of restricted stock units (“RSUs”) is estimated based on the market value of the Company’s common shares on the date of grant. The fair value of options granted to non-employees is estimated at the measurement date using the Black-Scholes option pricing model and the unvested options remeasured at each reporting date, with changes in fair value recognized in expense in the consolidated statement of operations.
Share-based compensation expense for options with graded vesting is recognized pursuant to an accelerated method. Share-based compensation expense for RSUs is recognized over the vesting period using the straight-line method. Share-based compensation expense for an award with performance conditions is recognized when the achievement of such performance conditions are determined to be probable. If the outcome of such performance condition is not determined to be probable or is not met, no compensation expense is recognized and any previously recognized compensation expense is reversed.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. If not discussed, the Company believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the Company’s consolidated financial statements upon adoption.